CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash	$ 30,570,113	$ 471,194	$ 6,570,215
Due from merchant credit card processors, net of reserve for charge-backs of $2,500 for Dec 2014 and $2,500 for Dec 2013, respectively	111,864	111,968	205,974
Accounts receivable, net allowance of $66,222 for Sep 2015, $369,731 for Dec 2014 and $256,833 for Dec 2013, respectively	273,659	239,652	1,802,781
Inventories	1,867,377	2,048,883	3,321,898
Prepaid expenses and vendor deposits	$ 607,886	664,103	$ 1,201,040
Loans receivable, net		467,095
Deferred financing costs, net		$ 122,209
Deferred tax asset, net			$ 766,498
TOTAL CURRENT ASSETS	$ 33,430,899	$ 4,125,104	13,868,406
Property and equipment, net of accumulated depreciation of $166,553 for Sep 2015, $84,314 for Dec 2014 and $27,879 for Dec 2013, respectively	440,660	$ 712,019	28,685
Intangible assets, net of accumulated amortization of $ 155,237 for Sep 2015 and $0 for Dec 2014, respectively	1,945,363
Goodwill	16,246,477
Other assets	169,375	$ 91,360	65,284
TOTAL ASSETS	52,232,774	4,928,483	13,962,375
CURRENT LIABILITIES:
Accounts payable	2,056,990	1,920,135	1,123,508
Accrued expenses	$ 2,391,095	975,112	$ 420,363
Senior convertible notes payable - related parties, net of debt discount of $0 for Sep 2015, $1,093,750 for Dec 2014 and $0 for Dec 2013, respectively		156,250
Current portion of capital lease	$ 52,595	52,015
Term loan		750,000	$ 478,847
Customer deposits	$ 66,015	140,626	182,266
Income taxes payable	3,092	$ 3,092	5,807
Derivative liabilities	35,905,972
TOTAL CURRENT LIABILITIES	40,475,759	$ 3,997,230	$ 2,210,791
Capital lease, net of current portion	85,102	119,443
TOTAL LIABILITIES	$ 40,560,861	$ 4,116,673	$ 2,210,791
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock, value
Common stock, value	$ 8,456	$ 3,352	$ 3,243
Additional paid-in capital	(14,351)	16,040,361	13,127,995
Retained earnings (accumulated deficit)	11,676,868	(15,231,903)	(1,379,654)
TOTAL STOCKHOLDERS' EQUITY	11,671,913	811,810	11,751,584
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	52,232,774	$ 4,928,483	$ 13,962,375
Series A Preferred Stock
STOCKHOLDERS' EQUITY:
Preferred stock, value	$ 940